Restatement of Previously Issued Financial Statements - Schedule Of Condensed Balance Sheet (Detail) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Feb. 13, 2020	Dec. 31, 2019	Sep. 08, 2019
Ordinary shares
Additional Paid in Capital	$ 0								$ 24,310
Retained Earnings (Accumulated Deficit)	(28,070,871)			(43,521,059)					(22,966)
Total shareholders' (deficit) equity	(28,070,181)	$ (33,625,224)	$ (31,749,165)	$ (43,520,369)	$ (33,828,392)	$ (22,580,703)	$ (24,027,198)		$ 2,034
Number of shares subject to redemption				22,747,963
As Reported
Class A ordinary shares subject to possible redemption		237,374,770	239,250,830
Additional Paid in Capital		5,633,547	3,757,506	$ 15,528,588	5,836,708	(5,410,869)	(3,964,388)	$ 8,998,141
Retained Earnings (Accumulated Deficit)		(634,617)	1,241,442	(10,529,762)	(837,785)	10,409,904	8,963,409	(3,999,245)
Total shareholders' (deficit) equity		$ 5,000,006	$ 5,000,005	$ 5,000,001	$ 5,000,001	$ 5,000,001	$ 5,000,001	$ 5,000,005
Number of shares subject to redemption		23,737,477	23,925,083	22,747,963	23,717,161	24,841,930	24,697,762	23,405,224
Adjustment
Class A ordinary shares subject to possible redemption		$ 38,625,230	$ 36,749,170
Additional Paid in Capital		(5,633,547)	(3,757,506)	$ (15,528,588)	$ (5,836,708)	$ 5,410,869	$ 3,964,388	$ (8,998,141)
Retained Earnings (Accumulated Deficit)		(32,991,297)	(32,991,297)	(32,991,297)	(32,991,297)	(32,991,297)	(32,986,480)	(32,949,204)
Total shareholders' (deficit) equity		$ (38,625,230)	$ (36,749,170)	$ (48,520,370)	$ (38,828,393)	$ (27,580,704)	$ (29,022,382)	$ (41,947,764)
Number of shares subject to redemption		3,862,523	3,674,917	4,852,037	3,882,839	2,758,070	2,902,238	4,194,776
As Restated
Class A ordinary shares subject to possible redemption		$ 276,000,000	$ 276,000,000
Additional Paid in Capital				$ 0
Retained Earnings (Accumulated Deficit)		(33,625,914)	(31,749,855)	(43,521,059)	$ (33,829,082)	$ (22,581,393)	$ (24,023,071)	$ (36,948,449)
Total shareholders' (deficit) equity		$ (33,625,224)	$ (31,749,165)	$ (43,520,369)	$ (33,828,392)	$ (22,580,703)	$ (24,022,381)	$ (36,947,759)
Number of shares subject to redemption		27,600,000	27,600,000	27,600,000	27,600,000	27,600,000	27,600,000	27,600,000
Ordinary shares Class A
Class A ordinary shares subject to possible redemption	276,000,000			$ 276,000,000
Ordinary shares	$ 0
Total shareholders' (deficit) equity
Number of shares subject to redemption	27,600,000			27,600,000					0
Ordinary shares Class A | As Reported
Class A ordinary shares subject to possible redemption				$ 227,479,630	$ 237,171,607	$ 248,419,296	$ 246,977,618	$ 234,052,236
Ordinary shares		$ 386	$ 367	485	388	276	290	419
Ordinary shares Class A | Adjustment
Class A ordinary shares subject to possible redemption				48,520,370	38,828,393	27,580,704	29,022,382	41,947,764
Ordinary shares		$ (386)	$ (367)	(485)	(388)	(276)	(290)	(419)
Ordinary shares Class A | As Restated
Class A ordinary shares subject to possible redemption				276,000,000	$ 276,000,000	$ 276,000,000	$ 276,000,000	$ 276,000,000
Ordinary shares				$ 0